N-4	Aug. 08, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln Life & Annuity Variable Annuity Account H
Entity Central Index Key	0001045008
Entity Investment Company Type	N-4
Document Period End Date	Aug. 08, 2024
Amendment Flag	false
Item 10. Benefits Available (N-4) [Text Block]

Guaranteed Income Benefit Step-ups –The first paragraph of this section is deleted and restated as follows:

Select Guaranteed Income Benefit and Guaranteed Income Benefit (Managed Risk). For Contractowners who elect Lincoln Market Select® Advantage on and after August 19, 2024 and later transition to Select Guaranteed income Benefit, the Guaranteed Income Benefit will automatically step up every year to 65% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For prior elections of Select Guaranteed income Benefit, transitions to Select Guaranteed Income Benefit from Lincoln Market Select® Advantage riders elected prior to August 19, 2024, and for Guaranteed Income Benefit (Managed Risk), the Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For nonqualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income commencement Date anniversary. For qualified contracts, the step-up will occur annually on the first Valuation Date of the first periodic Income payment of each calendar year.

i4LIFE® Advantage Guaranteed Income Benefit Transitions - The second row of the Minimum Access Period table is deleted and replaced with the following two new rows:

	MINIMUM ACCESS PERIOD	MAXIMUM ACCESS PERIOD

Purchasers of: ● Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) on or after May 18, 2020	Longer of 20 years or the difference between your age (nearest birthday) and age 90	N/A

● Lincoln Market Select® Advantage prior to August 19, 2024 ● 4LATER® Select Advantage
Purchasers of: ● Lincoln Market Select® Advantage on and after August 19, 2024	Longer of 20 years or the difference between your age (nearest birthday) and age 85	N/A

The following sentence is added to the paragraph immediately following the Minimum Access Period table: An AIR rate of 4% will be used to calculate Regular Income Payments for all transitions to i4LIFE® Advantage Select Guaranteed Income Benefit from Lincoln Market Select® Advantage riders elected on and after August 19, 2024.

i4LIFE® Advantage [Member]
Prospectus:
Operation of Benefit [Text Block]

Guaranteed Income Benefit Step-ups –The first paragraph of this section is deleted and restated as follows:

Select Guaranteed Income Benefit and Guaranteed Income Benefit (Managed Risk). For Contractowners who elect Lincoln Market Select® Advantage on and after August 19, 2024 and later transition to Select Guaranteed income Benefit, the Guaranteed Income Benefit will automatically step up every year to 65% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For prior elections of Select Guaranteed income Benefit, transitions to Select Guaranteed Income Benefit from Lincoln Market Select® Advantage riders elected prior to August 19, 2024, and for Guaranteed Income Benefit (Managed Risk), the Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For nonqualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income commencement Date anniversary. For qualified contracts, the step-up will occur annually on the first Valuation Date of the first periodic Income payment of each calendar year.

i4LIFE® Advantage Guaranteed Income Benefit Transitions - The second row of the Minimum Access Period table is deleted and replaced with the following two new rows:

	MINIMUM ACCESS PERIOD	MAXIMUM ACCESS PERIOD

Purchasers of: ● Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) on or after May 18, 2020	Longer of 20 years or the difference between your age (nearest birthday) and age 90	N/A

● Lincoln Market Select® Advantage prior to August 19, 2024 ● 4LATER® Select Advantage
Purchasers of: ● Lincoln Market Select® Advantage on and after August 19, 2024	Longer of 20 years or the difference between your age (nearest birthday) and age 85	N/A

The following sentence is added to the paragraph immediately following the Minimum Access Period table: An AIR rate of 4% will be used to calculate Regular Income Payments for all transitions to i4LIFE® Advantage Select Guaranteed Income Benefit from Lincoln Market Select® Advantage riders elected on and after August 19, 2024.